Long Term Debt	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Long Term Debt

Note 5 – Long Term Debt

During May 2020, the Company received a Paycheck Protection Program (“PPP”) loan in the amount of $165,720. The loan matures in May 2022 and bears an interest rate of 1%.  Monthly payments on the loan are deferred for six months. The Small Business Administration will forgive the loan if certain employee retention criteria are met and the proceeds are used for eligible expenses.